15008939

Nasdaq Stock Market

Received SEC

FEB 22 2016

Washington, DC 20549

001-37697

William Slattery
Vice President
Listing Qualifications

By Electronic Mail

February 22, 2016

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

CENTNAS

Dear Mr. Thomas:

This is to certify that on February 17, 2016 The Nasdaq Stock Market (the "Exchange") received from SILVER RUN ACQUISITION CORPORATION (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Units, each consisting of one share of Class A Common Stock and one-third of one Warrant

Class A Common Stock, par value $0.0001 per share

Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery